7. NOTES PAYABLE (Details Narrative) - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
Related party notes and accrued interest	$ 241	$ 682
Note payable in default, including related parties	$ 590	$ 133	$ 123